Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2014
Cost of revenue [Abstract]
Cost of Revenue

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Channel costs	6,264	124,055	497,220
Content provider costs	—	—	23,239
Salaries and welfare	2,944	9,379	26,519
Business tax and surcharges	864	8,015	6,981
Outsource costs	2,280	8,026	9,976
Bandwidth costs	322	3,171	3,733
Depreciation and amortization	199	655	7,797
Other costs	1,720	2,597	5,489
Total	14,593	155,898	580,954